Exhibit 99.1

World Omni Auto Receivables Trust 2014-A

Monthly Servicer Certificate

October 31, 2017

Dates Covered
Collections Period	10/01/17 - 10/31/17
Interest Accrual Period	10/16/17 - 11/14/17
30/360 Days	30
Actual/360 Days	30
Distribution Date	11/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/17	123,144,447.33	13,451
Yield Supplement Overcollateralization Amount 09/30/17	1,116,700.68	0
Receivables Balance 09/30/17	124,261,148.01	13,451
Principal Payments	7,609,644.48	359
Defaulted Receivables	383,908.90	29
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/17	1,001,140.38	0
Pool Balance at 10/31/17	115,266,454.25	13,063

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Pool Factor	13.09%

Prepayment ABS Speed	1.20%

Overcollateralization Target Amount	8,686,977.62
Actual Overcollateralization	8,686,977.62

Weighted Average APR	3.73%
Weighted Average APR, Yield Adjusted	4.67%
Weighted Average Remaining Term	25.25

Delinquent Receivables:
Past Due 31-60 days	2,399,426.26	188
Past Due 61-90 days	592,340.49	49
Past Due 91-120 days	127,987.49	10
Past Due 121+ days	0.00	0
Total	3,119,754.24	247

Total 31+ Delinquent as % Ending Pool Balance	2.71%

Recoveries	242,078.43

Aggregate Net Losses/(Gains) - October 2017	141,830.47

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.37%
Prior Net Losses Ratio	0.88%
Second Prior Net Losses Ratio	0.99%
Third Prior Net Losses Ratio	0.52%
Four Month Average	0.94%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.43%

Flow of Funds	$ Amount

Collections	8,229,364.49
Advances	(10,242.35)
Investment Earnings on Cash Accounts	8,960.55
Servicing Fee	(103,550.96)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	8,124,531.73

Distributions of Available Funds
(1) Class A Interest	123,225.52
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	7,877,993.08
(7) Distribution to Certificateholders	96,598.13
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	8,124,531.73

Servicing Fee	103,550.96
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 10/16/17	114,457,469.71
Principal Paid	7,877,993.08
Note Balance @ 11/15/17	106,579,476.63

Class A-1
Note Balance @ 10/16/17	0.00
Principal Paid	0.00
Note Balance @ 11/15/17	0.00
Note Factor @ 11/15/17	0.0000000%

Class A-2
Note Balance @ 10/16/17	0.00
Principal Paid	0.00
Note Balance @ 11/15/17	0.00
Note Factor @ 11/15/17	0.0000000%

Class A-3
Note Balance @ 10/16/17	0.00
Principal Paid	0.00
Note Balance @ 11/15/17	0.00
Note Factor @ 11/15/17	0.0000000%

Class A-4
Note Balance @ 10/16/17	96,647,469.71
Principal Paid	7,877,993.08
Note Balance @ 11/15/17	88,769,476.63
Note Factor @ 11/15/17	86.7397661%

Class B
Note Balance @ 10/16/17	17,810,000.00
Principal Paid	0.00
Note Balance @ 11/15/17	17,810,000.00
Note Factor @ 11/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	149,940.52
Total Principal Paid	7,877,993.08
Total Paid	8,027,933.60

Class A-1
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.94000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.53000%
Interest Paid	123,225.52
Principal Paid	7,877,993.08
Total Paid to A-4 Holders	8,001,218.60

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	0.00
Total Paid to B Holders	26,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1765772
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.2775047
Total Distribution Amount	9.4540819

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.2040797
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	76.9786308
Total A-4 Distribution Amount	78.1827105

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 09/30/17	34,683.56
Balance as of 10/31/17	24,441.21
Change	(10,242.35)

Reserve Account
Balance as of 10/16/17	2,171,744.40
Investment Earnings	1,937.41
Investment Earnings Paid	(1,937.41)
Deposit/(Withdrawal)	-
Balance as of 11/15/17	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40